Selected Quarterly Data (Schedule Of Selected Quarterly Data) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Premium and policy charges	$ 653,542		$ 650,525		$ 672,350		$ 679,901		$ 653,418		$ 657,827		$ 669,569		$ 670,944		$ 2,656,318		$ 2,651,758		$ 2,610,105
Net investment income	174,786		173,491		173,104		171,647		166,304		172,337		170,612		167,111		693,028		676,364		632,540
Realized investment gains(losses)	4,755		12,600		31,272		(22,723)		27,036		8,045		(5,002)		7,261		25,924		42,190		13,879
Total revenues	833,554		837,241		877,334		829,272		847,171		838,888		835,895		845,678		3,377,401		3,367,632		3,115,073
Policy benefits	435,681		438,774		454,694		464,127		436,419		433,514		454,177		468,934		1,793,276		1,793,044		1,753,329
Amortization of acquisition expenses	90,557		89,899		91,664		92,463		100,392		104,045		104,851		109,602		364,583		362,390		355,986
Pretax Income from continuing operations	177,090		190,123		209,052		147,517		215,480		208,313		180,720		174,054		723,782		750,570		543,570
Income from continuing operations	122,839		131,256		142,781		100,740		148,955		138,097		119,848		115,393		497,616		504,095		364,273
Income from discontinued operations	0		144		0		(599)		5,853		(23,566)		6,201		6,283		(455)		(5,229)		18,901
Net income	$ 122,839		$ 131,400		$ 142,781		$ 100,141		$ 154,808		$ 114,531		$ 126,049		$ 121,676		$ 497,161		$ 498,866	[1]	$ 383,174
Continuing operations	$ 1.21	[2]	$ 1.25	[2]	$ 1.29	[2]	$ 0.87	[2]	$ 1.24	[2]	$ 1.14	[2]	$ 0.97	[2]	$ 0.93	[2]	$ 4.60	[3]	$ 4.13	[3]	$ 2.93	[3]
Discontinued operations	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ (0.01)	[2]	$ 0.05	[2]	$ (0.19)	[2]	$ 0.05	[2]	$ 0.05	[2]	$ (0.01)	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total basic net income per share	$ 1.21	[2]	$ 1.25	[2]	$ 1.29	[2]	$ 0.86	[2]	$ 1.29	[2]	$ 0.95	[2]	$ 1.02	[2]	$ 0.98	[2]	$ 4.59	[3]	$ 4.09	[3]	$ 3.08	[3]
Continuing operations	$ 1.20	[2]	$ 1.25	[2]	$ 1.27	[2]	$ 0.85	[2]	$ 1.23	[2]	$ 1.13	[2]	$ 0.97	[2]	$ 0.92	[2]	$ 4.53	[3]	$ 4.09	[3]	$ 2.93	[3]
Discontinued operations	$ 0.00	[2]	$ 0.00	[2]	$ 0.00	[2]	$ (0.01)	[2]	$ 0.05	[2]	$ (0.19)	[2]	$ 0.05	[2]	$ 0.05	[2]	$ 0.00	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total diluted net income per share	$ 1.20	[2]	$ 1.25	[2]	$ 1.27	[2]	$ 0.84	[2]	$ 1.28	[2]	$ 0.94	[2]	$ 1.02	[2]	$ 0.97	[2]	$ 4.53	[3]	$ 4.05	[3]	$ 3.08	[3]

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[2]	Basic and diluted net income per share by quarter may not add to per share income on a year-to-date basis due to share weighting and rounding.
[3]	Per share amounts have been retroactively adjusted for stock split described in Note 1.